Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Oct. 31, 2025	Apr. 30, 2025
Schedule of Intangible Assets, Net [Line Items]
Accumulated depreciation	$ (3,450)	$ (4,109)
Total, net	6,639	6,408
Trademark [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	253	264
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	$ 9,836	$ 10,253